VANECK AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.8%
Australia: 5.5%
AVZ Minerals Ltd. # * †	1,399,901	$1,278,883
Paladin Energy Ltd. * †	1,453,018	889,282
Sandfire Resources Ltd. #	300,359	1,279,594
		3,447,759
Burkina Faso: 0.5%
IAMGOLD Corp. (USD) *	98,896	344,158
Canada: 5.3%
B2Gold Corp. (USD)	24,537	112,625
Barrick Gold Corp. (USD)	51,359	1,259,836
Ivanhoe Mines Ltd. * †	211,156	1,971,161
		3,343,622
China: 0.9%
China Molybdenum Co. Ltd. (HKD) #	1,113,000	572,322
Egypt: 4.9%
Centamin Plc (GBP) #	503,195	601,443
Commercial International Bank Egypt SAE (USD) (GDR) *	1,065,821	2,494,021
		3,095,464
Germany: 1.3%
Jumia Technologies AG (ADR) *	86,652	830,126
India: 0.9%
MakeMyTrip Ltd. (USD) * †	21,411	574,457
Indonesia: 0.6%
Golden Agri-Resources Ltd. (SGD) #	1,733,500	389,272
Kenya: 9.4%
East African Breweries Ltd.	474,100	618,391
Equity Group Holdings Plc *	3,982,200	1,748,705
Safaricom Plc #	12,011,100	3,555,072
		5,922,168
Morocco: 10.7%
Attijariwafa Bank #	64,825	3,092,311
Bank of Africa	57,822	1,191,768
Banque Centrale Populaire	51,051	1,401,185
Co. Sucrerie Marocaine et de Raffinage	40,808	1,027,063
		6,712,327
Nigeria: 11.6%
Guaranty Trust Holding Co. Plc #	33,162,702	1,779,077
MTN Nigeria Communications Plc #	5,504,453	2,821,390
Nestle Nigeria Plc	303,673	1,018,326
Zenith Bank Plc #	31,485,703	1,690,127
		7,308,920
Norway: 0.2%
Scatec ASA 144A #	8,171	124,567
South Africa: 34.0%
Absa Group Ltd. #	50,237	651,391
Anglo American Platinum Ltd.	4,855	666,666
Anglo American Plc (GBP) #	55,373	2,883,882
Aspen Pharmacare Holdings Ltd. #	25,598	346,666
AVI Ltd.	24,438	120,580
	Number of Shares	Value
South Africa (continued)
Bid Corp. Ltd. #	16,368	$356,719
Bidvest Group Ltd. †	20,164	308,687
Capitec Bank Holdings Ltd. #	7,285	1,160,210
Clicks Group Ltd.	15,606	330,062
Coronation Fund Managers Ltd.	18,595	58,982
Discovery Ltd. # * †	31,480	392,137
Exxaro Resources Ltd. #	11,263	170,294
FirstRand Ltd. # †	229,755	1,212,684
Foschini Group Ltd.	9,808	98,922
Gold Fields Ltd. (ADR)	54,367	840,514
Growthpoint Properties Ltd.	209,284	210,824
Harmony Gold Mining Co. Ltd. (ADR)	32,774	164,853
Impala Platinum Holdings Ltd. # †	52,480	807,788
Investec Plc (GBP) #	43,069	284,503
Life Healthcare Group Holdings Ltd.	71,609	114,182
Mr Price Group Ltd. #	17,682	261,073
MTN Group Ltd. # †	108,375	1,402,278
MultiChoice Group	20,438	184,246
Naspers Ltd. #	14,043	1,586,049
Nedbank Group Ltd. #	26,607	422,646
Netcare Ltd.	98,361	108,374
Northam Platinum Holdings Ltd. # *	15,208	225,590
Old Mutual Ltd. #	250,300	235,531
Pepkor Holdings Ltd. 144A	106,914	169,745
Pick n Pay Stores Ltd.	22,361	82,267
Rand Merchant Investment Holdings Ltd. #	49,391	176,552
Remgro Ltd. #	35,973	367,917
Resilient REIT Ltd.	25,106	104,754
Sanlam Ltd. #	130,027	640,126
Sasol Ltd. (ADR) * †	41,119	994,258
Shoprite Holdings Ltd. #	34,718	560,369
Sibanye Stillwater Ltd. (ADR)	45,618	740,380
SPAR Group Ltd. #	10,633	123,385
Standard Bank Group Ltd. #	93,174	1,157,587
Tiger Brands Ltd.	7,775	86,144
Vodacom Group Ltd.	31,997	350,352
Woolworths Holdings Ltd. # †	62,678	246,925
		21,407,094
Switzerland: 0.2%
Mediclinic International Plc (GBP) # *	28,911	134,831
Tanzania: 1.9%
AngloGold Ashanti Ltd. (ADR)	28,052	664,552
Helios Towers Plc (GBP) * †	340,981	518,091
		1,182,643
United Arab Emirates: 3.6%
Itissalat Al-Maghrib (MAD)	167,761	2,250,123
United Kingdom: 5.1%
Airtel Africa Plc 144A #	1,149,676	2,103,620
Endeavour Mining Plc #	36,805	915,942
Kumba Iron Ore Ltd. (ZAR) # †	4,772	211,974
		3,231,536

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VANECK AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
United States: 0.5%
Royal Caribbean Cruises Ltd. * †	3,454	$289,376
Zambia: 2.6%
First Quantum Minerals Ltd. (CAD)	46,867	1,623,957
Zimbabwe: 0.1%
Delta Corp. Ltd.	15,980	27,018
Ecocash Holdings Zimbabwe Ltd. *	32,900	16,135
		43,153
Total Common Stocks (Cost: $50,380,788)		62,827,875
	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0% (Cost: $33)
Money Market Fund: 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio	33	$33
Total Investments: 99.8% (Cost: $50,380,821)		62,827,908
Other assets less liabilities: 0.2%		117,738
NET ASSETS: 100.0%		$62,945,646

Definitions:
ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
MAD	Moroccan Dirham
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Footnotes:
†	Security fully or partially on loan. Total market value of securities on loan is $8,967,624.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $36,222,727 which represents 57.5% of net assets.
*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $2,397,932, or 3.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	21.0%	$13,185,172
Consumer Discretionary	6.5	4,056,674
Consumer Staples	7.5	4,739,596
Energy	1.7	1,059,576
Financials	32.1	20,173,595
Health Care	1.1	704,053
Industrials	0.5	308,687
Materials	28.9	18,160,378
Real Estate	0.5	315,577
Utilities	0.2	124,567
	100.0%	$62,827,875
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